Shareholder Report, Average Annual Return (Details) 194907_Aristotle High Yield Bond Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	6.58%	3.86%	5.74%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Average Annual Return, Percent	7.01%	4.22%	6.12%